Income Tax - Schedule of Reconciliation of Net Deferred Tax Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
As of January 1	€ 33,929	€ 22,669
Tax expense during the period recognized in profit or loss	(2,855)	11,840
Tax income/(expense) during the period recognized in OCI	(627)	188	€ 302
DTA on IPO transaction costs on capital increase	6,711
Other effect	(386)	(768)
As at December 31	€ 36,772	€ 33,929	€ 22,669